Statements of Consolidated Income - USD ($) $ in Millions		12 Months Ended
		Apr. 30, 2018		Apr. 30, 2017	Apr. 30, 2016
Income Statement [Abstract]
Net sales		$ 7,357.1		$ 7,392.3	$ 7,811.2
Cost of products sold		4,521.0		4,557.0	4,843.4
Gross Profit		2,836.1		2,835.3	2,967.8
Selling, distribution, and administrative expenses		1,370.8		1,390.7	1,510.3
Amortization		206.8		207.3	208.4
Goodwill impairment charge		145.0	[1]	0.0	0.0
Other intangible assets impairment charges		31.9		133.2	0.0
Other special project costs	[2],[3]	45.4		76.9	135.9
Other operating expense (income) – net		0.1		(4.3)	(32.1)
Operating Income		1,036.1		1,031.5	1,145.3
Interest expense – net		(174.1)		(163.1)	(171.1)
Other income (expense) – net		(1.0)		10.0	3.7
Income Before Income Taxes		861.0		878.4	977.9
Income tax expense (benefit)		(477.6)		286.1	289.2
Net Income		$ 1,338.6		$ 592.3	$ 688.7
Earnings per common share:
Net Income (in dollars per share)		$ 11.79		$ 5.11	$ 5.77
Net Income - Assuming Dilution (in dollars per share)		11.78		5.10	5.76
Dividends Declared per Common Share (in dollars per share)		$ 3.12		$ 3.00	$ 2.68

[1]	There have been no goodwill impairment charges recognized in prior periods.
[2]	Other special project costs includes integration and restructuring costs. For more information, see Note 3: Integration and Restructuring Costs.
[3]	Special project costs include integration and restructuring costs. For more information, see Note 3: Integration and Restructuring Costs.